Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of net revenues from related parties

	For the Years Ended December 31,
	2018	2017	2016
Heilongjiang Binteer	$-	$-	$276,320
Mojie	-	-	3,268
Jinna	-	-	1,391
Entity A and its subsidiaries	20,750,159	8,917,627	1,620,872
Entity B	107,894	229,367	3,952,532
Entity D’s subsidiary	208,688	-	-
Net revenues from related parties	$21,066,741	$9,146,994	$5,854,383

Schedule of accounts receivable from related parties

	For the Years Ended December 31,
	2018	2017
Entity A and its subsidiaries	$1,286,405	$-
Entity B	661,604	743,921
Accounts receivable from related parties	1,948,009	743,921
Less: allowance for doubtful accounts	-	(135,946)
Accounts receivable from related parties, net	$1,948,009	$607,975

Schedule of allowance for doubtful accounts for accounts receivable from related parties
	For the Years Ended December 31,
	2018	2017
Allowance for doubtful account, beginning balance	$135,946	$2,258
Increase	-	130,904
Decrease	(128,631)	-
Effects of foreign exchange rate	(7,315)	2,784
Allowance for doubtful accounts, ending balance	$-	$135,946

Schedule of advances from customers - related parties
	For the Years Ended December 31,
	2018	2017
Entity A and its subsidiaries	$583,894	$747,264
Entity D’s subsidiary	2,825	-
Advances from customers – related parties	$586,719	$747,264

Schedule of materials supplied by related parties
	For the Years Ended December 31,
	2018	2017	2016
Heilongjiang Binteer	$-	$-	$556,692
Entity D’s subsidiary	1,592,537	-	-
Total	$1,592,537	$-	$556,692

Scheldule of services provided by related parties
	For the Years Ended December 31,
	2018	2017	2016
Entity C	$5,279,255	$1,728,642	$-
Entity A and its subsidiary	5,918,396	-	-
Entity D’s subsidiary	291,150	-	-
Total	$11,488,801	$1,728,642	$-

Schedule of accounts payable - related parties
	For the Years Ended December 31,
	2018	2017
Entity C	$1,985,136	$258,274
Entity A and its subsidiary	1,197,328	-
Entity D’s subsidiaries	206,684	-
Accounts payable – related parties	$3,389,148	$258,274

Schedule of cost of revenues from related parties
	For the Years Ended December 31,
	2018	2017	2016
Entity C	$4,296,375	$-	$-
Entity D’s subsidiary	1,372,877	-	-
Heilongjiang Binteer	-	-	566,692
Total	$5,669,252	$-	$566,692